Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Warrants and Share Options

	Year ended December 31
	2016		2015
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	28,548	$752.5	21,463	$1002.5
Granted	328,698	4.57	8,599	132.5
Forfeited	(20,861)	689.47	(1,514)	767
Exercised	(153)	-
Outstanding -end of period	336,232	$25.48	28,548	$752.5
Exercisable at the end of the period	51,275	$145.35	13,792	$1,159.25

	Year ended December 31
	2016		2015
	Number of warrants and options	Weighted average exercise price	Number of warrants and options	Weighted average exercise price
Outstanding - beginning of period	5,372	$1,134	5,597	$1,120
Granted	-	-	-	-
Forfeited	(3,722)	1,278.55	(225)	766.75
Exercised	(147)	-
Outstanding - end of period	1,503	$890.42	5,372	$1,134.25
Exercisable at the end of the period	1,485	$886.28	5,356	$1,134

Schedule of Information About Restricted Shares to Employees

	Year ended December 31
	2016	2015
	Number of restricted shares
Outstanding - beginning of period	5,889	4,103
Granted	129,825	7,866
Forfeited	(1,266)	(406)
Vested	(3,999)	(5,674)
Outstanding - end of period	130,449	5,889

Schedule of Warrants and Options Outstanding and Exercisable

	Outstanding as of December 31, 2016
Exercise price	Warrants and options outstanding	Weighted average remaining contractual life (years)	Warrants and options exercisable
$0-$1.86	45,823	9.76	382
$3.04-$3.25	143,400	4.68	-
$4.75-$12.5	139,857	9.51	43,932
$42.5-$207.5	3,405	7.43	3,280
$557.5-$2,100	5,250	3.89	5,165
	337,735	7.39	52,760

Schedule of Assumptions Used in Fair Value of Options Granted to Employees
	Year ended December 31
	2016	2015
Expected life	5-6.5 years	5-6.5 years
Risk-free interest rates	1.01%-2.06%	1.41%-1.71%
Volatility	85.8%-91.03%	62.68%-71.12%
Dividend yield	0%	0%

Schedule of Allocation of Total Share-based Compensation Expense

	Year ended December 31
	2016	2015
	($ in thousands)
Cost of revenues	$1	$8
Research and development	182	716
Sales and marketing	(85)	179
General and administrative	880	2,145
Restructuring and impairment	-	59
	$978	$3,107